UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	100 Federal Street, Boston, Massachusetts 02110

Name and address of agent for service:	Robert T. Burns, Vice President 100 Federal Street Boston, Massachusetts 02110

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2019

Date of reporting period:	January 31, 2019

Item 1. Schedule of Investments:

Putnam Short Duration Bond Fund
The fund's portfolio
1/31/19 (Unaudited)

CORPORATE BONDS AND NOTES (47.4%)(a)
	Principal amount	Value
Banking (14.2%)
ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 1.00%), 3.771%, 1/25/22 (United Kingdom)	$2,060,000	$2,075,403
Bank of America Corp. sr. unsec. unsub. FRN 3.55%, 3/5/24	2,430,000	2,443,214
Bank of America Corp. sr. unsec. unsub. FRN 2.881%, 4/24/23	2,060,000	2,035,065
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, (BBA LIBOR USD 3 Month + 0.65%), 3.472%, 6/25/22	1,375,000	1,372,624
Bank of America Corp. sr. unsec. unsub. FRN Ser. MTN, 2.328%, 10/1/21	440,000	434,448
Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20	735,000	725,243
Bank of Montreal sr. unsec. notes Ser. MTN, 3.10%, 7/13/20 (Canada)	1,030,000	1,034,040
Bank of Montreal sr. unsec. unsub. notes Ser. D, 3.10%, 4/13/21 (Canada)	480,000	481,924
Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)	830,000	818,942
BNP Paribas SA company guaranty sr. unsec. unsub. notes Ser. BKNT, 5.00%, 1/15/21 (France)	825,000	855,657
BNP Paribas SA 144A sr. unsec. notes 2.95%, 5/23/22 (France)	680,000	666,372
Citigroup, Inc. sr. unsec. FRN 4.044%, 6/1/24	5,180,000	5,290,211
Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20	845,000	838,780
Citigroup, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.96%), 3.731%, 4/25/22	1,370,000	1,374,184
Citigroup, Inc. sr. unsec. unsub. notes 4.50%, 1/14/22	500,000	519,921
Citizens Financial Group, Inc. 144A unsec. sub. notes 4.15%, 9/28/22	960,000	967,856
Commonwealth Bank of Australia 144A sr. unsec. notes 1.75%, 11/7/19 (Australia)	500,000	495,168
Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)	1,145,000	1,127,227
Credit Suisse AG unsec. sub. notes 3.295%, 1/14/20	1,380,000	1,408,437
HSBC USA, Inc. unsec. sub. notes 5.00%, 9/27/20	685,000	703,536
JPMorgan Chase & Co. sr. unsec. unsub. notes 2.25%, 1/23/20	1,625,000	1,614,742
JPMorgan Chase & Co. unsec. sub. notes 3.875%, 9/10/24	220,000	223,096
JPMorgan Chase & Co. unsec. sub. notes 3.375%, 5/1/23	9,250,000	9,240,021
Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20	805,000	793,361
Mitsubishi UFJ Financial Group, Inc. sr. unsec. notes 3.535%, 7/26/21 (Japan)	620,000	624,323
National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)	2,430,000	2,410,562
PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20	350,000	346,205
Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)	1,010,000	1,003,169
Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 3.70%, 10/5/23 (Canada)	1,510,000	1,533,280
Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)	200,000	204,500
Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)	2,260,000	2,244,153
Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)	880,000	864,638
U.S. Bancorp unsec. sub. notes Ser. MTN, 3.60%, 9/11/24	3,800,000	3,862,422
U.S. Bank NA sr. unsec. notes Ser. BKNT, 3.15%, 4/26/21	1,290,000	1,291,453
UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)	580,000	572,869
UBS Group Funding (Switzerland) AG 144A company guaranty sr. unsec. unsub. notes 2.65%, 2/1/22 (Switzerland)	2,150,000	2,102,414
US Bancorp unsec. sub. notes Ser. MTN, 2.95%, 7/15/22	1,315,000	1,310,114
Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20	1,395,000	1,390,372
Wells Fargo Bank NA sr. unsec. notes Ser. BKNT, 3.625%, 10/22/21	2,060,000	2,090,212
Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)	2,430,000	2,409,864

		61,800,022
Basic materials (2.8%)
Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)	930,000	949,789
CF Industries, Inc. company guaranty sr. unsec. notes 3.45%, 6/1/23	715,000	689,975
DowDuPont, Inc. sr. unsec. unsub. notes 3.766%, 11/15/20	1,500,000	1,520,049
Georgia-Pacific, LLC 144A company guaranty sr. unsec. notes 5.40%, 11/1/20	1,375,000	1,425,975
Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24	1,510,000	1,532,499
Huntsman International, LLC company guaranty sr. unsec. notes 5.125%, 11/15/22	465,000	481,275
International Flavors & Fragrances, Inc. sr. unsec. notes 3.40%, 9/25/20	1,200,000	1,204,434
International Flavors & Fragrances, Inc. sr. unsec. unsub. notes 3.20%, 5/1/23	420,000	412,704
International Paper Co. sr. unsec. unsub. notes 4.75%, 2/15/22	524,000	546,877
Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22	1,455,000	1,427,480
Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24	715,000	738,095
Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)	360,000	351,900
WestRock RKT, LLC company guaranty sr. unsec. unsub. notes 4.45%, 3/1/19	450,000	450,422
WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24	550,000	572,000

		12,303,474
Capital goods (1.0%)
Raytheon Co. sr. unsec. unsub. notes 2.50%, 12/15/22	2,910,000	2,861,868
Rockwell Collins, Inc. sr. unsec. sub. notes 1.95%, 7/15/19	1,000,000	995,825
Waste Management, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 6/30/20	418,000	427,461

		4,285,154
Communication services (3.6%)
AT&T, Inc. sr. unsec. unsub. notes 3.80%, 3/1/24	3,245,000	3,285,045
CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24	665,000	680,794
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. FRN (BBA LIBOR USD 3 Month + 1.65%), 4.386%, 2/1/24	1,615,000	1,598,871
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.70%, 4/15/24	3,240,000	3,316,617
Cox Communications, Inc. 144A sr. unsec. notes 3.25%, 12/15/22	1,645,000	1,624,907
Crown Castle International Corp. sr. unsec. unsub. notes 3.40%, 2/15/21(R)	675,000	675,291
Equinix, Inc. sr. unsec. unsub. notes 5.875%, 1/15/26(R)	665,000	686,812
NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20	255,000	261,983
Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21	1,113,750	1,107,624
T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.125%, 4/15/25	575,000	580,750
Verizon Communications, Inc. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.55%), 3.203%, 5/22/20	1,500,000	1,504,890
Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)	495,000	504,900

		15,828,484
Conglomerates (0.5%)
Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)	2,030,000	2,017,134

		2,017,134
Consumer cyclicals (4.1%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 2.70%, 7/26/22 (Canada)	2,000,000	1,946,689
Amazon.com, Inc. sr. unsec. notes 2.50%, 11/29/22	1,370,000	1,362,465
Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20	825,000	841,187
BMW US Capital, LLC 144A company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.118%, 8/13/21	89,000	88,573
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 2.00%, 4/11/21	700,000	681,928
CBS Corp. company guaranty sr. unsec. unsub. notes 3.375%, 3/1/22	904,000	899,775
Ecolab, Inc. sr. unsec. unsub. notes 2.25%, 1/12/20	1,645,000	1,635,617
Ford Motor Credit Co., LLC sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.88%), 3.677%, 10/12/21	1,000,000	955,800
Fox Corp. 144A company guaranty sr. unsec. notes 4.03%, 1/25/24	445,000	453,924
Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. sub. notes 4.625%, 4/1/25	590,000	581,150
IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 5.00%, 11/1/22 (United Kingdom)	1,845,000	1,885,037
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. notes 3.75%, 10/1/21	735,000	743,342
Lennar Corp. company guaranty sr. unsec. notes 4.50%, 4/30/24	1,370,000	1,346,025
Moody's Corp. sr. unsec. unsub. notes 2.75%, 12/15/21	1,370,000	1,350,021
S&P Global, Inc. company guaranty sr. unsec. unsub. notes 3.30%, 8/14/20	2,190,000	2,201,970
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24	665,000	689,106

		17,662,609
Consumer finance (0.7%)
Air Lease Corp. sr. unsec. sub. notes 3.50%, 1/15/22	1,375,000	1,363,997
Aviation Capital Group LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.67%), 3.421%, 7/30/21	660,000	655,427
Aviation Capital Group, LLC 144A sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.95%), 3.688%, 6/1/21	820,000	815,590

		2,835,014
Consumer staples (0.9%)
Ashtead Capital, Inc. 144A notes 5.25%, 8/1/26	620,000	625,425
Conagra Brands, Inc. sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.50%), 3.297%, 10/9/20	535,000	530,581
Kraft Heinz Co. (The) company guaranty sr. unsec. FRN (BBA LIBOR USD 3 Month + 0.82%), 3.517%, 8/10/22	1,000,000	979,861
Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24	695,000	691,525
United Rentals North America, Inc. company guaranty notes 4.625%, 7/15/23	500,000	505,775
Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21	740,000	740,570

		4,073,737
Energy (2.0%)
BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)	350,000	347,729
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 7.00%, 6/30/24	540,000	591,975
Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22	2,435,000	2,514,595
EQT Corp. sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 0.77%), 3.567%, 10/1/20	515,000	506,451
Newfield Exploration Co. sr. unsec. unsub. notes 5.625%, 7/1/24	1,870,000	1,958,825
Williams Cos., Inc. (The) sr. unsec. sub. notes 4.55%, 6/24/24	1,980,000	2,044,293
Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24	665,000	678,066

		8,641,934
Financial (1.0%)
CIT Group, Inc. sr. unsec. unsub. notes 5.25%, 3/7/25	715,000	736,450
KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20	3,207,000	3,360,801
Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)	260,000	266,215

		4,363,466
Health care (3.0%)
Becton Dickinson and Co. (BD) sr. unsec. notes 2.894%, 6/6/22	1,500,000	1,472,966
Becton Dickinson and Co. (BD) sr. unsec. unsub. notes 3.125%, 11/8/21	890,000	881,265
Centene Escrow I Corp. 144A sr. unsec. notes 5.375%, 6/1/26	560,000	578,200
Cigna Corp. 144A sr. unsub. notes 3.75%, 7/15/23	1,195,000	1,210,993
CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22	1,410,000	1,469,269
CVS Health Corp. sr. unsec. unsub. notes 3.70%, 3/9/23	1,530,000	1,543,236
Elanco Animal Health, Inc. 144A sr. unsec. notes 4.272%, 8/28/23	1,300,000	1,309,185
Elanco Animal Health, Inc. 144A sr. unsec. notes 3.912%, 8/27/21	1,650,000	1,652,128
HCA, Inc. company guaranty sr. sub. notes 5.875%, 3/15/22	500,000	530,000
Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24	680,000	694,450
Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 1.90%, 9/23/19 (Ireland)	500,000	495,849
Zoetis, Inc. sr. unsec. notes 3.25%, 8/20/21	1,030,000	1,027,916

		12,865,457
Insurance (1.5%)
AIG Global Funding 144A sr. notes 2.15%, 7/2/20	445,000	440,092
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	2,157,000	2,188,294
Marsh & McLennan Companies, Inc. sr. unsec. sub. notes 3.50%, 12/29/20	1,000,000	1,009,951
Marsh & McLennan Companies, Inc. sr. unsec. unsub. notes 2.75%, 1/30/22	1,000,000	984,189
MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21	495,000	512,682
Metropolitan Life Global Funding I 144A sr. notes 3.00%, 1/10/23	1,085,000	1,077,935
Protective Life Global Funding 144A notes 2.262%, 4/8/20	475,000	471,107

		6,684,250
Investment banking/Brokerage (3.6%)
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.17%), 3.786%, 11/15/21	2,425,000	2,449,216
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. FRN 2.876%, 10/31/22	2,000,000	1,970,379
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.00%, 4/26/22	2,265,000	2,240,221
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20	455,000	451,928
Morgan Stanley sr. unsec. unsub. FRN (BBA LIBOR USD 3 Month + 1.18%), 3.941%, 1/20/22	2,200,000	2,220,803
Morgan Stanley sr. unsec. unsub. notes 2.75%, 5/19/22	2,180,000	2,147,488
Morgan Stanley unsec. sub. notes 4.875%, 11/1/22	4,185,000	4,383,065

		15,863,100
Real estate (0.2%)
Digital Realty Trust LP company guaranty sr. unsec. notes 3.40%, 10/1/20(R)	995,000	998,023

		998,023
Technology (4.5%)
Apple, Inc. sr. unsec. notes 2.10%, 9/12/22	670,000	655,386
Apple, Inc. sr. unsec. notes 2.10%, 5/6/19	1,915,000	1,911,934
Apple, Inc. sr. unsec. unsub. notes 2.40%, 5/3/23	2,200,000	2,165,438
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.00%, 1/15/22	1,625,000	1,590,687
Cisco Systems, Inc. sr. unsec. unsub. notes 2.60%, 2/28/23	1,625,000	1,611,040
Cisco Systems, Inc. sr. unsec. unsub. notes 1.85%, 9/20/21	2,745,000	2,685,505
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. notes 4.42%, 6/15/21	2,425,000	2,466,648
Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24	650,000	685,785
Fiserv, Inc. sr. unsec. sub. notes 3.80%, 10/1/23	1,625,000	1,626,377
Microchip Technology, Inc. 144A company guaranty sr. notes 4.333%, 6/1/23	1,055,000	1,035,503
Microsoft Corp. sr. unsec. unsub. notes 2.375%, 2/12/22	3,240,000	3,220,160

		19,654,463
Transportation (0.4%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 3.65%, 7/29/21	1,500,000	1,508,635

		1,508,635
Utilities and power (3.4%)
AES Corp./Virginia (The) sr. unsec. unsub. notes 4.50%, 3/15/23	730,000	733,650
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. I, 3.65%, 12/1/21	1,585,000	1,606,435
American Transmission Systems, Inc. 144A sr. unsec. notes 5.25%, 1/15/22	1,380,000	1,449,448
Boardwalk Pipelines LP company guaranty sr. unsec. unsub. notes 5.75%, 9/15/19	690,000	699,558
Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20	440,000	434,594
Duke Energy Carolinas, LLC sr. notes 3.35%, 5/15/22	2,615,000	2,663,199
Emera US Finance LP company guaranty sr. unsec. notes 2.70%, 6/15/21	650,000	636,798
Energy Transfer LP sr. sub. notes 5.875%, 1/15/24	565,000	600,313
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21	675,000	678,622
Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23	2,150,000	2,138,877
Pennsylvania Electric Co. sr. unsec. unsub. notes 5.20%, 4/1/20	600,000	614,671
Southern Co. (The) sr. unsec. unsub. notes 2.35%, 7/1/21	1,965,000	1,925,177
Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19	654,000	660,927

		14,842,269

Total corporate bonds and notes (cost $204,621,661)		$206,227,225

MORTGAGE-BACKED SECURITIES (28.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (9.6%)
Bellemeade Re, Ltd. 144A
FRB Ser. 17-1, Class M1, (1 Month US LIBOR + 1.70%), 4.21%, 10/25/27 (Bermuda)	$403,974	$402,965
FRB Ser. 18-2A, Class M1B, (1 Month US LIBOR + 1.35%), 3.86%, 8/25/28 (Bermuda)	324,000	322,380
Eagle RE, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.70%), 4.21%, 11/25/28	720,000	716,850
Federal Home Loan Mortgage Corporation
IFB Ser. 2976, Class LC, ((-3.667 x 1 Month US LIBOR) + 24.42%), 15.221%, 5/15/35	15,456	20,753
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, (1 Month US LIBOR + 4.75%), 7.26%, 10/25/24	218,654	241,479
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M3, (1 Month US LIBOR + 3.90%), 6.41%, 12/25/27	1,200,000	1,301,522
Ser. 3724, Class CM, 5.50%, 6/15/37	31,410	34,403
Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class M2, (1 Month US LIBOR + 2.90%), 5.406%, 7/25/28	175,072	177,975
Structured Agency Credit Risk Debt FRN Ser. 15-DNA3, Class M2, (1 Month US LIBOR + 2.85%), 5.36%, 4/25/28	2,062,772	2,114,454
Structured Agency Credit Risk Debt FRN Ser. 15-HQA2, Class M2, (1 Month US LIBOR + 2.80%), 5.31%, 5/25/28	385,831	393,319
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, (1 Month US LIBOR + 2.60%), 5.11%, 12/25/27	1,112,623	1,126,734
Structured Agency Credit Risk Debt FRN Ser. 16-DNA2, Class M2, (1 Month US LIBOR + 2.20%), 4.71%, 10/25/28	150,516	151,362
Structured Agency Credit Risk Debt FRN Ser. 14-HQ2, Class M2, (1 Month US LIBOR + 2.20%), 4.71%, 9/25/24	2,484,182	2,529,158
Structured Agency Credit Risk Debt FRN Ser. 14-DN1, Class M2, (1 Month US LIBOR + 2.20%), 4.71%, 2/25/24	1,385,438	1,409,429
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, (1 Month US LIBOR + 2.20%), 4.706%, 3/25/25	4,069	4,072
Ser. 3539, Class PM, 4.50%, 5/15/37	11,457	11,844
Structured Agency Credit Risk Debt FRN Ser. 15-HQ2, Class M2, (1 Month US LIBOR + 1.95%), 4.46%, 5/25/25	987,721	1,004,769
Ser. 3609, Class LK, 2.00%, 12/15/24	12,305	12,223
FRB Ser. 8, Class A9, IO, 0.429%, 11/15/28(WAC)	69,675	958
FRB Ser. 59, Class 1AX, IO, 0.28%, 10/25/43(WAC)	206,280	2,031
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)	331,286	2,381
Federal National Mortgage Association
IFB Ser. 05-75, Class GS, ((-3 x 1 Month US LIBOR) + 20.25%), 12.72%, 8/25/35	90,698	113,239
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1M2, (1 Month US LIBOR + 6.75%), 9.26%, 8/25/28	3,453,000	4,046,215
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (1 Month US LIBOR + 6.00%), 8.51%, 9/25/28	1,700,000	1,949,305
IFB Ser. 11-4, Class CS, ((-2 x 1 Month US LIBOR) + 12.90%), 7.88%, 5/25/40	133,543	150,873
Connecticut Avenue Securities FRB Ser. 13-C01, Class M2, (1 Month US LIBOR + 5.25%), 7.76%, 10/25/23	3,529,028	3,973,885
Connecticut Avenue Securities FRB Ser. 14-C04, Class 2M2, (1 Month US LIBOR + 5.00%), 7.51%, 11/25/24	3,946,627	4,393,232
Connecticut Avenue Securities FRB Ser. 14-C04, Class 1M2, (1 Month US LIBOR + 4.90%), 7.41%, 11/25/24	481,210	539,893
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, (1 Month US LIBOR + 4.55%), 7.06%, 2/25/25	555,847	597,611
Connecticut Avenue Securities FRB Ser. 14-C01, Class M2, (1 Month US LIBOR + 4.40%), 6.91%, 1/25/24	3,500,000	3,908,707
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, (1 Month US LIBOR + 4.00%), 6.51%, 5/25/25	624,085	667,822
Ser. 05-68, Class PC, 5.50%, 7/25/35	8,193	8,319
Connecticut Avenue Securities FRB Ser. 14-C03, Class 2M2, (1 Month US LIBOR + 2.90%), 5.41%, 7/25/24	1,555,083	1,635,583
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, (1 Month US LIBOR + 2.60%), 5.11%, 5/25/24	2,600,000	2,710,256
Connecticut Avenue Securities FRB Ser. 14-C02, Class 2M2, (1 Month US LIBOR + 2.60%), 5.11%, 5/25/24	2,663,684	2,765,247
Ser. 11-60, Class PA, 4.00%, 10/25/39	12,428	12,509
Ser. 03-43, Class YA, 4.00%, 3/25/33	110,223	110,682
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, (1 Month US LIBOR + 1.35%), 3.86%, 1/25/29	28,490	28,519
Ser. 10-155, Class A, 3.50%, 9/25/25	6,069	6,050
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2M1, (1 Month US LIBOR + 0.75%), 3.26%, 12/25/30	1,194,231	1,192,683
Ser. 10-81, Class AP, 2.50%, 7/25/40	58,445	57,351
Ser. 98-W2, Class X, IO, 0.058%, 6/25/28(WAC)	454,524	14,772
Ser. 98-W5, Class X, IO, 0.048%, 7/25/28(WAC)	132,049	3,796
Government National Mortgage Association
Ser. 09-32, Class AB, 4.00%, 5/16/39	17,607	18,249
Ser. 10-151, Class KO, PO, zero %, 6/16/37	104,537	86,648
GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)	13,189	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)	35,463	310
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)	16,564	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)	28,158	—
Home Re, Ltd. 144A FRB Ser. 18-1, Class M1, (1 Month US LIBOR + 1.60%), 4.11%, 10/25/28 (Bermuda)	962,000	959,445

		41,932,262
Commercial mortgage-backed securities (12.1%)
Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.368%, 1/15/49(WAC)	211,170	194
Banc of America Commercial Mortgage Trust 144A FRB Ser. 04-4, Class XC, IO, 0.327%, 7/10/42(WAC)	5,579	—
Bank of America Merrill Lynch Commercial Mortgage Trust FRB Ser. 17-BNK9, Class XA, IO, 0.819%, 11/15/54(WAC)	9,668,352	537,063
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.467%, 1/12/45(WAC)	551,000	495,900
Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-T22, Class E, 5.706%, 4/12/38(WAC)	1,499,000	1,548,421
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)	567,559	402,882
CD Commercial Mortgage Trust FRB Ser. 16-CD1, Class XA, IO, 1.424%, 8/10/49(WAC)	9,569,055	797,198
CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class D, 5.756%, 12/15/47(WAC)	275,000	285,920
Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47	310,000	321,805
COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.626%, 2/10/47(WAC)	8,729,764	195,198
COMM Mortgage Trust
FRB Ser. 12-LC4, Class C, 5.539%, 12/10/44(WAC)	686,000	684,245
FRB Ser. 14-CR17, Class C, 4.738%, 5/10/47(WAC)	577,000	578,843
Ser. 12-CR1, Class AM, 3.912%, 5/15/45	678,000	692,469
Ser. 13-LC6, Class AM, 3.282%, 1/10/46	911,000	909,582
FRB Ser. 14-LC15, Class XA, IO, 1.254%, 4/10/47(WAC)	24,085,804	926,352
FRB Ser. 13-LC13, Class XA, IO, 1.162%, 8/10/46(WAC)	5,374,986	209,624
FRB Ser. 14-CR17, Class XA, IO, 1.06%, 5/10/47(WAC)	5,698,445	244,611
FRB Ser. 15-LC21, Class XA, IO, 0.773%, 7/10/48(WAC)	47,849,156	1,607,433
COMM Mortgage Trust 144A FRB Ser. 10-C1, Class D, 6.105%, 7/10/46(WAC)	502,000	513,452
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 08-C1, Class AJ, 5.803%, 2/15/41(WAC)	497,986	334,547
Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.01%, 5/15/38(WAC)	209,576	1,850
CSAIL Commercial Mortgage Trust Ser. 15-C1, Class XA, IO, 0.913%, 4/15/50(WAC)	17,673,456	710,582
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.338%, 8/10/44(WAC)	1,489,000	1,532,473
GE Capital Commercial Mortgage Corp. FRB Ser. 05-C1, Class D, 4.416%, 6/10/48(WAC)	514,302	452,339
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 4.996%, 1/10/47(WAC)	748,000	740,221
FRB Ser. 14-GC22, Class C, 4.689%, 6/10/47(WAC)	565,000	572,158
FRB Ser. 16-GS2, Class XA, IO, 1.66%, 5/10/49(WAC)	7,111,900	595,272
FRB Ser. 13-GC12, Class XA, IO, 1.435%, 6/10/46(WAC)	3,965,515	194,378
FRB Ser. 14-GC24, Class XA, IO, 0.801%, 9/10/47(WAC)	43,899,852	1,400,405
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)	1,431,000	1,458,077
FRB Ser. 11-GC3, Class C, 5.637%, 3/10/44(WAC)	927,000	959,418
FRB Ser. 11-GC3, Class D, 5.637%, 3/10/44(WAC)	999,000	1,017,651
FRB Ser. 11-GC5, Class B, 5.391%, 8/10/44(WAC)	1,470,000	1,514,174
FRB Ser. 11-GC5, Class C, 5.391%, 8/10/44(WAC)	1,229,000	1,260,671
Ser. 11-GC5, Class AS, 5.209%, 8/10/44(WAC)	1,937,000	2,017,593
FRB Ser. 10-C2, Class D, 5.181%, 12/10/43(WAC)	2,815,000	2,878,461
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.566%, 8/15/46(WAC)	359,000	363,340
Ser. 13-C17, Class AS, 4.458%, 1/15/47	241,000	251,123
FRB Ser. 14-C22, Class XA, IO, 0.875%, 9/15/47(WAC)	8,319,893	316,658
JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 05-CB11, Class C, 5.56%, 8/12/37(WAC)	500,000	511,000
Ser. 12-C6, Class AS, 4.117%, 5/15/45	494,000	504,109
FRB Ser. 16-JP2, Class XA, IO, 1.842%, 8/15/49(WAC)	6,064,550	645,486
FRB Ser. 13-C10, Class XA, IO, 1.002%, 12/15/47(WAC)	8,789,744	288,304
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.14%, 5/15/45(WAC)	898,000	806,965
FRB Ser. 12-LC9, Class D, 4.383%, 12/15/47(WAC)	173,000	172,405
LB-UBS Commercial Mortgage Trust
FRB Ser. 06-C6, Class AJ, 5.452%, 9/15/39(WAC)	174,425	120,406
FRB Ser. 07-C2, Class XW, IO, 0.198%, 2/15/40(WAC)	28,073	6
Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.001%, 6/12/43(WAC)	1,223,044	33
ML-CFC Commercial Mortgage Trust 144A FRB Ser. 06-4, Class XC, IO, 0.783%, 12/12/49(WAC)	1,014,125	8,533
Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C5, Class AS, 3.792%, 8/15/45	518,000	525,652
FRB Ser. 13-C7, Class XA, IO, 1.346%, 2/15/46(WAC)	27,281,141	1,187,139
FRB Ser. 14-C17, Class XA, IO, 1.19%, 8/15/47(WAC)	8,321,626	298,647
FRB Ser. 15-C26, Class XA, IO, 1.036%, 10/15/48(WAC)	21,502,647	1,135,609
Morgan Stanley Bank of America Merrill Lynch Trust 144A FRB Ser. 13-C7, Class XB, IO, 0.326%, 2/15/46(WAC)	24,165,000	299,646
Morgan Stanley Capital I Trust Ser. 05-T19, Class D, 5.289%, 6/12/47(WAC)	323,000	313,730
Morgan Stanley Capital I Trust 144A
Ser. 12-C4, Class C, 5.42%, 3/15/45(WAC)	245,060	242,583
FRB Ser. 12-C4, Class XA, IO, 2.083%, 3/15/45(WAC)	1,600,407	81,996
UBS Commercial Mortgage Trust FRB Ser. 17-C7, Class XA, IO, 1.069%, 12/15/50(WAC)	8,144,622	560,761
UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C3, Class C, 5.031%, 8/10/49(WAC)	300,000	305,456
FRB Ser. 12-C2, Class D, 4.892%, 5/10/63(WAC)	279,000	264,240
FRB Ser. 12-C2, Class XA, IO, 1.325%, 5/10/63(WAC)	14,640,457	537,785
UBS-Citigroup Commercial Mortgage Trust 144A Ser. 11-C1, Class AS, 5.154%, 1/10/45	472,000	492,258
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 05-C21, Class D, 5.235%, 10/15/44(WAC)	171,163	169,737
FRB Ser. 06-C29, IO, 0.395%, 11/15/48(WAC)	1,143,037	46
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser. 07-C31, IO, zero %, 4/15/47(WAC)	3,138,848	—
Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class C, 4.286%, 7/15/46(WAC)	898,000	864,287
Ser. 12-LC5, Class AS, 3.539%, 10/15/45	703,000	714,282
FRB Ser. 16-BNK1, Class XA, IO, 1.781%, 8/15/49(WAC)	6,699,348	714,820
FRB Ser. 16-C37, Class XA, IO, 1.01%, 12/15/49(WAC)	8,106,546	384,088
FRB Ser. 15-C27, Class XA, IO, 0.902%, 2/15/48(WAC)	7,403,667	293,417
FRB Ser. 15-LC20, Class XB, IO, 0.474%, 4/15/50(WAC)	10,567,000	285,837
Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.286%, 7/15/46(WAC)	964,000	859,500
WF-RBS Commercial Mortgage Trust
FRB Ser. 13-C16, Class AS, 4.668%, 9/15/46(WAC)	1,257,000	1,309,203
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)	491,000	506,422
FRB Ser. 12-C10, Class C, 4.376%, 12/15/45(WAC)	267,000	258,279
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)	360,000	372,171
Ser. 13-C12, Class AS, 3.56%, 3/15/48	395,000	395,399
Ser. 13-C11, Class AS, 3.311%, 3/15/45	433,000	434,421
FRB Ser. 14-C22, Class XA, IO, 0.846%, 9/15/57(WAC)	30,725,793	1,085,788
FRB Ser. 14-C23, Class XA, IO, 0.62%, 10/15/57(WAC)	73,576,397	2,084,461
WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.672%, 11/15/44(WAC)	577,000	601,129
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)	517,000	518,361
FRB Ser. 11-C2, Class D, 5.652%, 2/15/44(WAC)	619,000	622,558
Ser. 11-C4, Class D, 5.231%, 6/15/44(WAC)	1,217,000	1,193,792
Ser. 11-C4, Class E, 5.231%, 6/15/44(WAC)	67,000	64,188

		52,557,518
Residential mortgage-backed securities (non-agency) (6.8%)
Angel Oak Mortgage Trust I LLC 144A FRB Ser. 17-2, Class A1, 2.478%, 7/25/47(WAC)	131,119	130,555
Angel Oak Mortgage Trust I, LLC 144A Ser. 19-1, Class A3, 4.124%, 11/25/48(WAC)	2,000,000	2,016,000
Angel Oak Mortgage Trust, LLC 144A FRB Ser. 17-1, Class A1, 2.81%, 1/25/47(WAC)	624,250	623,252
BankUnited Trust FRB Ser. 05-1, Class 1A1, (1 Month US LIBOR + 0.30%), 2.81%, 9/25/45	243,069	232,678
Bellemeade Re, Ltd. 144A FRB Ser. 18-3A, Class M1A, (1 Month US LIBOR + 1.20%), 3.71%, 10/25/27	900,000	899,896
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 4.704%, 5/25/35(WAC)	323,230	330,302
COLT Mortgage Loan Trust 144A
Ser. 19-1, Class A3, 4.088%, 3/25/49(WAC)	1,000,000	1,001,336
Ser. 18-2, Class A1, 3.47%, 7/27/48(WAC)	604,827	601,803
Ser. 18-1, Class A1, 2.93%, 2/25/48(WAC)	128,439	127,117
Countrywide Home Loans Mortgage Pass-Through Trust FRB Ser. 05-3, Class 1A1, (1 Month US LIBOR + 0.62%), 3.13%, 4/25/35	186,897	161,173
Credit Suisse Mortgage Trust 144A FRB Ser. 12-4R, Class 7A2, 4.279%, 1/27/36(WAC)	808,867	809,797
CSMC Trust 144A Ser. 18-RPL7, Class A1, 4.00%, 8/26/58	753,014	745,442
Deephaven Residential Mortgage Trust 144A
Ser. 18-2A, Class A1, 3.479%, 4/25/58(WAC)	1,319,151	1,315,853
FRB Ser. 17-3A, Class A1, 2.577%, 10/25/47(WAC)	1,741,293	1,724,403
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, (1 Month US LIBOR + 5.90%), 8.41%, 10/25/28	454,210	512,348
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (1 Month US LIBOR + 5.70%), 8.21%, 4/25/28	122,269	139,901
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (1 Month US LIBOR + 5.55%), 8.06%, 4/25/28	966,378	1,086,361
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, (1 Month US LIBOR + 5.00%), 7.51%, 7/25/25	13,536	14,952
First Franklin Mortgage Loan Trust FRB Ser. 06-FF15, Class A5, (1 Month US LIBOR + 0.16%), 2.67%, 11/25/36	1,967,065	1,908,053
Galton Funding Mortgage Trust 144A
Ser. 18-2, Class A41, 4.50%, 10/25/58(WAC)	1,400,000	1,420,063
Ser. 18-1, Class A43, 3.50%, 11/25/57(WAC)	691,008	687,853
GCAT, LLC 144A Ser. 18-2, Class A1, 4.09%, 6/26/23	608,468	602,383
GSAA Home Equity Trust FRB Ser. 06-8, Class 2A2, (1 Month US LIBOR + 0.18%), 2.69%, 5/25/36	594,504	256,631
Homeward Opportunities Fund I Trust 144A
Ser. 18-2, Class A2, 4.137%, 11/25/58(WAC)	1,479,122	1,476,139
Ser. 18-1, Class A1, 3.78%, 6/25/48(WAC)	300,496	298,634
Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 4.293%, 2/25/35(WAC)	108,280	111,432
Morgan Stanley Resecuritization Trust 144A
Ser. 15-R4, Class CB1, 3.332%, 8/26/47(WAC)	1,265,000	1,235,724
FRB Ser. 14-R8, Class 2A, (1 Month US LIBOR + 0.16%), 2.666%, 6/26/47	1,650,764	1,634,256
New Residential Mortgage Loan Trust 144A FRB Ser. 18-4A, Class A1M, (1 Month US LIBOR + 0.90%), 3.41%, 1/25/48	818,140	815,072
Nomura Resecuritization Trust 144A FRB Ser. 15-8R, Class 4A1, (1 Month US LIBOR + 2.00%), 4.157%, 11/25/47	668,281	672,916
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M1, (1 Month US LIBOR + 1.55%), 4.06%, 7/25/28 (Bermuda)	795,000	794,255
Oaktown Re, Ltd. 144A FRB Ser. 17-1A, Class M2, (1 Month US LIBOR + 4.00%), 6.51%, 4/25/27 (Bermuda)	550,000	559,625
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, (1 Month US LIBOR + 1.05%), 3.56%, 10/25/34	200,000	197,282
Starwood Mortgage Residential Trust 144A Ser. 18-IMC1, Class A1, 3.793%, 3/25/48(WAC)	318,099	316,159
Structured Asset Mortgage Investments II Trust FRB Ser. 07-AR7, Class 1A1, (1 Month US LIBOR + 0.85%), 3.36%, 5/25/47	630,858	525,641
Structured Asset Securities Corp. Mortgage Loan Trust FRB Ser. 06-AM1, Class A4, (1 Month US LIBOR + 0.16%), 2.67%, 4/25/36	108,649	108,286
Vericrest Opportunity Loan Transferee LXII, LLC 144A
Ser. 17-NP11, Class A1, 3.375%, 10/25/47	1,301,801	1,288,376
Ser. 17-NPL9, Class A1, 3.125%, 9/25/47	1,100,506	1,089,941
Verus Securitization Trust 144A Ser. 2, Class A1, 3.635%, 6/1/58(WAC)	1,135,234	1,131,673

		29,603,563

Total mortgage-backed securities (cost $125,175,809)		$124,093,343

ASSET-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value
Finance of America Structured Securities Trust 144A
Ser. 18-HB1, Class M2, 4.087%, 9/25/28(WAC)	$800,000	$805,200
Ser. 17-HB1, Class M2, 3.165%, 11/25/27(WAC)	850,000	839,259
loanDepot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, (1 Month US LIBOR + 0.80%), 3.31%, 11/25/50	788,000	788,000
RMF Buyout Issuance Trust 144A Ser. 18-1, Class M3, 4.448%, 11/25/28(WAC)	517,000	518,739
Station Place Securitization Trust 144A
FRB Ser. 18-1, Class A, (1 Month US LIBOR + 0.90%), 3.379%, 4/24/19	2,972,000	2,972,000
FRB Ser. 18-3, Class A, (1 Month US LIBOR + 0.70%), 3.179%, 7/24/19	2,150,000	2,150,000
Towd Point Asset Trust 144A FRB Ser. 18-SL1, Class A, (1 Month US LIBOR + 0.60%), 3.106%, 1/25/46	613,253	606,346

Total asset-backed securities (cost $8,679,664)		$8,679,544

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (—%)(a)
	Principal amount	Value
U.S. Government Agency Mortgage Obligations (—%)
Federal National Mortgage Association Pass-Through Certificates 6.00%, 9/1/19	$3	$3

Total U.S. government and agency mortgage obligations (cost $3)		$3

SHORT-TERM INVESTMENTS (20.7%)(a)
		Principal amount/ shares	Value
AbbVie, Inc. commercial paper 2.714%, 2/5/19		$1,750,000	$1,749,360
Ameren Corp. commercial paper 2.887%, 2/7/19		1,750,000	1,749,064
American Electric Power Co., Inc. commercial paper 2.948%, 2/4/19		750,000	749,773
Arrow Electronics, Inc. commercial paper 3.159%, 2/14/19		1,750,000	1,747,923
AutoZone, Inc. commercial paper 2.858%, 2/15/19		1,750,000	1,747,951
Bell Canada, Inc. commercial paper 2.907%, 2/1/19		1,000,000	999,928
Bell Canada, Inc. commercial paper 2.807%, 2/7/19		750,000	749,614
Cabot Corp. commercial paper 2.783%, 2/13/19		2,000,000	1,997,985
Canadian Natural Resources, Ltd. commercial paper 2.807%, 2/25/19		1,500,000	1,496,961
CenterPoint Energy, Inc. commercial paper 2.829%, 3/8/19		1,500,000	1,495,743
Dollar General Corp. commercial paper 2.867%, 2/1/19		1,750,000	1,749,869
Enbridge US, Inc. commercial paper 3.260%, 2/12/19		1,250,000	1,248,839
FMC Corp. commercial paper 2.950%, 2/1/19		2,000,000	1,999,850
FMC Technologies, Inc. commercial paper 2.908%, 2/13/19		1,750,000	1,748,234
Lowe's Cos., Inc. commercial paper 2.755%, 2/15/19		1,750,000	1,747,958
National Grid USA commercial paper 3.124%, 4/9/19		1,750,000	1,740,179
NextEra Energy Capital Holdings, Inc. commercial paper 2.863%, 3/29/19		2,000,000	1,990,677
Puget Sound Energy, Inc. commercial paper 2.807%, 2/27/19		1,500,000	1,496,803
Putnam Short Term Investment Fund 2.65%(AFF)	Shares	50,966,239	50,966,239
Rogers Communications, Inc. commercial paper 2.847%, 2/5/19		$1,250,000	1,249,525
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.32%(P)	Shares	220,000	220,000
Telus Corp. commercial paper 2.907%, 2/1/19		$1,250,000	1,249,906
Tyco International Holding SA commercial paper 2.741%, 2/5/19		2,000,000	1,999,236
Tyson Foods, Inc. commercial paper 2.795%, 2/5/19		1,750,000	1,749,332
U.S. Treasury Bills 2.543%, 6/13/19(SEGCCS)		114,000	113,003
U.S. Treasury Bills 2.533%, 6/6/19(SEGCCS)		107,000	106,115
U.S. Treasury Bills 2.528%, 6/20/19(SEGCCS)		198,000	196,179
U.S. Treasury Bills 2.433%, 5/16/19(SEGSF)(SEGCCS)		116,000	115,202
U.S. Treasury Bills 2.349%, 2/7/19(SEGSF)		19,000	18,993
U.S. Treasury Bills 2.419%, 2/19/19(SEGSF)(SEGCCS)		425,000	424,501
Westar Energy, Inc. commercial paper 2.853%, 2/12/19		2,000,000	1,998,140
WRKCo., Inc. commercial paper 2.826%, 2/6/19		1,250,000	1,249,426

Total short-term investments (cost $89,864,919)			$89,862,508
TOTAL INVESTMENTS

Total investments (cost $428,342,056)			$428,862,623

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/19 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$87,643,300	$1,127,356	(E)	$522,261	3/18/24	2.80% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$(605,095)
		224,914,400	724,449	(E)	(312,462)	3/18/21	3 month USD-LIBOR-BBA — Quarterly	2.75% — Semiannually	411,988

	Total				$209,799				$(193,107)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$2,939	$43,000	$5,689	5/11/63	300 bp — Monthly	$(2,725)
	CMBX NA BBB-.6 Index	BBB-/P	5,604	93,000	12,304	5/11/63	300 bp — Monthly	(6,645)
	CMBX NA BBB-.6 Index	BBB-/P	11,483	186,000	24,608	5/11/63	300 bp — Monthly	(13,017)
	CMBX NA BBB-.6 Index	BBB-/P	10,944	192,000	25,402	5/11/63	300 bp — Monthly	(14,348)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	A/P	8	10,000	225	5/11/63	200 bp — Monthly	(213)
	CMBX NA A.6 Index	A/P	12	10,000	225	5/11/63	200 bp — Monthly	(209)
	CMBX NA A.6 Index	A/P	(4)	10,000	225	5/11/63	200 bp — Monthly	(225)
	CMBX NA BB.6 Index	BB/P	28,797	117,000	28,103	5/11/63	500 bp — Monthly	808
	CMBX NA BB.7 Index	BB/P	9,511	74,000	10,020	1/17/47	500 bp — Monthly	(436)
	Credit Suisse International
	CMBX NA A.6 Index	A/P	555	358,000	8,055	5/11/63	200 bp — Monthly	(7,361)
	CMBX NA A.6 Index	A/P	699	362,000	8,145	5/11/63	200 bp — Monthly	(7,305)
	CMBX NA BBB-.6 Index	BBB-/P	326	3,000	397	5/11/63	300 bp — Monthly	(69)
	CMBX NA BBB-.7 Index	BBB-/P	42,427	574,000	30,192	1/17/47	300 bp — Monthly	12,570
	Goldman Sachs International
	CMBX NA A.6 Index	A/P	588	19,000	428	5/11/63	200 bp — Monthly	168
	CMBX NA A.6 Index	A/P	1,889	62,000	1,395	5/11/63	200 bp — Monthly	518
	CMBX NA A.6 Index	A/P	5,714	87,000	1,958	5/11/63	200 bp — Monthly	3,790
	CMBX NA A.6 Index	A/P	6,818	138,000	3,105	5/11/63	200 bp — Monthly	3,766
	CMBX NA A.6 Index	A/P	4,549	145,000	3,263	5/11/63	200 bp — Monthly	1,343
	CMBX NA A.7 Index	A-/P	1,714	34,000	85	1/17/47	200 bp — Monthly	1,812
	CMBX NA BBB-.6 Index	BBB-/P	216	2,000	265	5/11/63	300 bp — Monthly	(47)
	CMBX NA BBB-.6 Index	BBB-/P	4,019	37,000	4,895	5/11/63	300 bp — Monthly	(855)
	JPMorgan Securities LLC
	CMBX NA BB.6 Index	BB/P	9,313	44,000	10,569	5/11/63	500 bp — Monthly	(1,213)
	CMBX NA A.6 Index	A/P	3,940	140,000	3,150	5/11/63	200 bp — Monthly	845
	CMBX NA A.6 Index	A/P	4,749	145,000	3,263	5/11/63	200 bp — Monthly	1,543
	CMBX NA A.6 Index	A/P	9,469	153,000	3,443	5/11/63	200 bp — Monthly	6,086
	CMBX NA A.6 Index	A/P	10,705	209,000	4,703	5/11/63	200 bp — Monthly	6,084
	CMBX NA A.6 Index	A/P	11,255	342,000	7,695	5/11/63	200 bp — Monthly	3,693
	CMBX NA A.6 Index	A/P	11,614	384,000	8,640	5/11/63	200 bp — Monthly	3,123
	CMBX NA A.6 Index	A/P	25,971	537,000	12,083	5/11/63	200 bp — Monthly	14,097
	CMBX NA BBB-.6 Index	BBB-/P	108	1,000	132	5/11/63	300 bp — Monthly	(24)
	CMBX NA BBB-.6 Index	BBB-/P	108	1,000	132	5/11/63	300 bp — Monthly	(24)
	Merrill Lynch International
	CMBX NA BBB-.6 Index	BBB-/P	112	1,000	132	5/11/63	300 bp — Monthly	(20)
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	11	4,000	90	5/11/63	200 bp — Monthly	(78)
	CMBX NA A.6 Index	A/P	71	7,000	158	5/11/63	200 bp — Monthly	(84)
	CMBX NA A.6 Index	A/P	—	18,000	405	5/11/63	200 bp — Monthly	(398)
	CMBX NA A.7 Index	A-/P	(6)	6,000	15	1/17/47	200 bp — Monthly	12
	CMBX NA BB.6 Index	BB/P	9,332	38,000	9,128	5/11/63	500 bp — Monthly	241
	CMBX NA BB.6 Index	BB/P	18,480	75,000	18,015	5/11/63	500 bp — Monthly	539
	CMBX NA BBB-.6 Index	BBB-/P	242	2,000	265	5/11/63	300 bp — Monthly	(21)
	CMBX NA BBB-.6 Index	BBB-/P	957	9,000	1,191	5/11/63	300 bp — Monthly	(228)

Upfront premium received			255,249		Unrealized appreciation			61,038

Upfront premium (paid)			(10)		Unrealized (depreciation)			(55,545)

	Total		$255,239				Total	$5,493
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2019. Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/19 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.7 Index	$(297)	$40,000	$100	1/17/47	(200 bp) — Monthly	$(412)
	CMBX NA BB.7 Index	(16,751)	83,000	11,238	1/17/47	(500 bp) — Monthly	(5,594)
	CMBX NA BB.7 Index	(7,838)	48,000	6,499	1/17/47	(500 bp) — Monthly	(1,385)
	CMBX NA BB.7 Index	(7,539)	48,000	6,499	1/17/47	(500 bp) — Monthly	(1,086)
	CMBX NA BB.9 Index	(11,394)	74,000	11,248	9/17/58	(500 bp) — Monthly	(218)
	CMBX NA BB.9 Index	(5,323)	34,000	5,168	9/17/58	(500 bp) — Monthly	(188)
	CMBX NA BBB-.6 Index	(15,770)	152,000	20,110	5/11/63	(300 bp) — Monthly	4,251
	Credit Suisse International
	CMBX NA BB.7 Index	(8,914)	505,000	121,301	5/11/63	(500 bp) — Monthly	111,896
	CMBX NA BB.7 Index	(52,019)	282,000	38,183	1/17/47	(500 bp) — Monthly	(14,111)
	CMBX NA BB.7 Index	(42,273)	257,000	34,798	1/17/47	(500 bp) — Monthly	(7,725)
	CMBX NA BB.9 Index	(462)	3,000	456	9/17/58	(500 bp) — Monthly	(9)
	CMBX NA BBB-.6 Index	(49,505)	418,000	55,301	5/11/63	(300 bp) — Monthly	5,552
	Goldman Sachs International
	CMBX NA BB.6 Index	(32,736)	320,000	76,864	5/11/63	(500 bp) — Monthly	43,817
	CMBX NA BB.7 Index	(4,086)	27,000	3,656	1/17/47	(500 bp) — Monthly	(456)
	CMBX NA BB.7 Index	(15,401)	94,000	12,728	1/17/47	(500 bp) — Monthly	(2,765)
	CMBX NA BB.7 Index	(5,685)	28,000	3,791	1/17/47	(500 bp) — Monthly	(1,921)
	CMBX NA BBB-.7 Index	(8,458)	104,000	5,470	1/17/47	(300 bp) — Monthly	(3,048)
	CMBX NA BBB-.7 Index	(135)	2,000	105	1/17/47	(300 bp) — Monthly	(31)
	CMBX NA BBB-.7 Index	(68)	1,000	53	1/17/47	(300 bp) — Monthly	(16)
	CMBX NA BBB-.7 Index	(69)	1,000	53	1/17/47	(300 bp) — Monthly	(17)
	JPMorgan Securities LLC
	CMBX NA BB.7 Index	(12,989)	67,000	9,072	1/17/47	(500 bp) — Monthly	(3,982)
	CMBX NA BB.7 Index	(7,027)	44,000	5,958	1/17/47	(500 bp) — Monthly	(1,112)
	CMBX NA BB.6 Index	(1,265)	9,000	2,162	5/11/63	(500 bp) — Monthly	888
	CMBX NA BB.7 Index	(16,086)	81,000	10,967	1/17/47	(500 bp) — Monthly	(5,198)
	CMBX NA BB.7 Index	(12,193)	62,000	8,395	1/17/47	(500 bp) — Monthly	(3,859)
	CMBX NA BB.7 Index	(9,392)	60,000	8,124	1/17/47	(500 bp) — Monthly	(1,326)
	CMBX NA BB.7 Index	(9,179)	51,000	6,905	1/17/47	(500 bp) — Monthly	(2,323)
	CMBX NA BB.7 Index	(7,539)	48,000	6,499	1/17/47	(500 bp) — Monthly	(1,086)
	CMBX NA BB.7 Index	(7,977)	41,000	5,551	1/17/47	(500 bp) — Monthly	(2,466)
	CMBX NA BB.7 Index	(6,676)	39,000	5,281	1/17/47	(500 bp) — Monthly	(1,434)
	CMBX NA BB.7 Index	(2,923)	18,000	2,437	1/17/47	(500 bp) — Monthly	(504)
	CMBX NA BBB-.7 Index	(24,407)	265,000	13,939	1/17/47	(300 bp) — Monthly	(10,623)
	CMBX NA BBB-.7 Index	(6,803)	86,000	4,524	1/17/47	(300 bp) — Monthly	(2,329)
	CMBX NA BBB-.7 Index	(4,825)	58,000	3,051	1/17/47	(300 bp) — Monthly	(1,808)
	CMBX NA BBB-.7 Index	(74)	1,000	53	1/17/47	(300 bp) — Monthly	(22)
	CMBX NA BBB-.7 Index	(74)	1,000	53	1/17/47	(300 bp) — Monthly	(22)
	Merrill Lynch International
	CMBX NA BB.7 Index	(58,463)	337,000	45,630	1/17/47	(500 bp) — Monthly	(13,161)
	CMBX NA BBB-.7 Index	(82)	1,000	53	1/17/47	(300 bp) — Monthly	(30)
	Morgan Stanley & Co. International PLC
	CMBX NA BB.7 Index	(24,622)	122,000	16,519	1/17/47	(500 bp) — Monthly	(8,222)
	CMBX NA BB.7 Index	(15,619)	81,000	10,967	1/17/47	(500 bp) — Monthly	(4,730)
	CMBX NA BB.7 Index	(15,083)	75,000	10,155	1/17/47	(500 bp) — Monthly	(5,001)

Upfront premium received		—			Unrealized appreciation		166,404

	Upfront premium (paid)	(528,021)			Unrealized (depreciation)		(108,220)

	Total	$(528,021)				Total	$58,184
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2018 through January 31, 2019 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $435,134,617.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/18	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/19
Short-term investments
	Putnam Short Term Investment Fund*	$17,696,700	$144,952,910	$111,683,371	$234,984	$50,966,239

	Total Short-term investments	$17,696,700	$144,952,910	$111,683,371	$234,984	$50,966,239
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $60,929.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $911,966.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $402,906 to cover certain derivative contracts.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, for hedging term structure risk, for yield curve positioning, and for gaining exposure to rates in various countries.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts for hedging credit risk, for gaining liquid exposure to individual names, for hedging market risk and for gaining exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $67,705 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $60,929 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$8,679,544	$—
Corporate bonds and notes	—	206,227,225	—
Mortgage-backed securities	—	124,093,343	—
U.S. government and agency mortgage obligations	—	3	—
Short-term investments	51,186,239	38,676,269	—

Totals by level	$51,186,239	$377,676,384	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Interest rate swap contracts	$—	$(402,906)	$—
Credit default contracts	—	336,459	—

Totals by level	$—	$(66,447)	$—
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives
Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$586,436	$249,977
Interest rate contracts	724,450	1,127,356

Total	$1,310,886	$1,377,333
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Centrally cleared interest rate swap contracts (notional)	$289,500,000
OTC credit default contracts (notional)	$8,700,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2019

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2019